Property, plant and equipment - Net book value of property, plant and equipment (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	R 294,120	R 235,584
Additions	238,248	170,010
Transfers	0	0
Assets classified as held for sale	(17,058)
Impairment (notes 5, 23, 29, 31.2)	(9)
Reversal of impairment (notes 5, 23, 29, 31.2)		791
Disposals	(1,936)	(631)
Depreciation charge (notes 5, 23, 31.2)	(151,945)	(98,508)	R (75,037)
Currency translation differences	(27,382)	(13,126)
Net book amount	334,038	294,120	235,584
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	517,049	417,773
Net book amount	614,517	517,049	417,773
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	(222,929)	(182,189)
Net book amount	(280,479)	(222,929)	(182,189)
Property
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	17,511	17,964
Additions	0	0
Transfers	0	0
Assets classified as held for sale	(17,058)
Impairment (notes 5, 23, 29, 31.2)		0
Reversal of impairment (notes 5, 23, 29, 31.2)		0
Disposals	0	0
Depreciation charge (notes 5, 23, 31.2)	(453)	(453)
Currency translation differences	0	0
Net book amount	0	17,511	17,964
Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	22,288	22,288
Net book amount	0	22,288	22,288
Property | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	(4,777)	(4,324)
Net book amount	0	(4,777)	(4,324)
Plant, equipment, vehicles and other
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	14,871	17,715
Additions	4,090	4,712
Transfers	(613)	0
Assets classified as held for sale	0
Impairment (notes 5, 23, 29, 31.2)	(6)
Reversal of impairment (notes 5, 23, 29, 31.2)		0
Disposals	(606)	(181)
Depreciation charge (notes 5, 23, 31.2)	(5,237)	(6,759)
Currency translation differences	(280)	(616)
Net book amount	12,219	14,871	17,715
Plant, equipment, vehicles and other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	48,186	51,474
Net book amount	47,066	48,186	51,474
Property, plant and equipment retired and removed from accounting records	1,200	5,200
Plant, equipment, vehicles and other | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	(33,315)	(33,759)
Net book amount	(34,847)	(33,315)	(33,759)
Property, plant and equipment retired and removed from accounting records	(1,200)	(5,200)
Computer and radio equipment
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	12,320	13,974
Additions	4,630	6,698
Transfers	613	0
Assets classified as held for sale	0
Impairment (notes 5, 23, 29, 31.2)	(3)
Reversal of impairment (notes 5, 23, 29, 31.2)		0
Disposals	(165)	(80)
Depreciation charge (notes 5, 23, 31.2)	(6,772)	(7,785)
Currency translation differences	(253)	(487)
Net book amount	10,370	12,320	13,974
Computer and radio equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	58,048	65,160
Net book amount	46,735	58,048	65,160
Property, plant and equipment retired and removed from accounting records	14,700	10,100
Computer and radio equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	(45,728)	(51,186)
Net book amount	(36,365)	(45,728)	(51,186)
Property, plant and equipment retired and removed from accounting records	(14,700)	(10,100)
In-vehicle devices uninstalled
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	55,470	61,602
Additions	229,528	158,600
Transfers	(232,050)	(161,532)
Assets classified as held for sale	0
Impairment (notes 5, 23, 29, 31.2)	0
Reversal of impairment (notes 5, 23, 29, 31.2)		0
Disposals	0	0
Depreciation charge (notes 5, 23, 31.2)	0	0
Currency translation differences	(2,777)	(3,200)
Net book amount	50,171	55,470	61,602
In-vehicle devices uninstalled | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	55,470	61,989
Net book amount	50,171	55,470	61,989
In-vehicle devices uninstalled | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	0	(387)
Net book amount	0	0	(387)
In-vehicle devices installed
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	193,948	124,329
Additions	0	0
Transfers	232,050	161,532
Assets classified as held for sale	0
Impairment (notes 5, 23, 29, 31.2)	0
Reversal of impairment (notes 5, 23, 29, 31.2)		791
Disposals	(1,165)	(370)
Depreciation charge (notes 5, 23, 31.2)	(139,483)	(83,511)
Currency translation differences	(24,072)	(8,823)
Net book amount	261,278	193,948	124,329
In-vehicle devices installed | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	333,057	216,862
Net book amount	470,545	333,057	216,862
Property, plant and equipment retired and removed from accounting records	63,900	31,900
In-vehicle devices installed | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Net book amount	(139,109)	(92,533)
Net book amount	(209,267)	(139,109)	R (92,533)
Property, plant and equipment retired and removed from accounting records	R (63,900)	R (31,900)